Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues
Voyage revenue	$ 29,789,036	$ 39,656,670	$ 42,586,963
Related party revenue	240,000	240,000	240,000
Commissions (including, $517,828 $475,792 and $372,806, respectively, to related party)	(1,604,747)	(2,216,836)	(2,192,626)
Net revenue	28,424,289	37,679,834	40,634,337
Operating expenses
Voyage expenses	1,291,712	2,312,513	3,963,181
Vessel operating expenses (including, $347,363, $305,150 and $233,077, respectively, to related party)	18,161,862	25,204,593	25,279,087
Dry-docking expenses	2,204,784	1,912,407	1,975,590
Vessel depreciation	8,788,121	10,995,023	12,137,445
Related party management fees	3,179,596	4,151,335	4,894,559
Other general and administrative expenses (including $2,000,000, $2,000,000 and $2,000,000, respectively, to related party)	3,472,422	3,327,061	3,514,636
Net gain on sale of vessels (including $0, $77,022 and $27,741 to related party)	(10,597)	(461,586)
Loss on termination and impairment of newbuilding contracts	7,050,179
Impairment loss and loss on write-down of vessel held for sale (including $0, $28,055 and $29,469, respectively, to related party)	5,924,668	1,641,885	3,500,000
Total operating expenses	50,062,747	49,083,231	55,264,498
Operating loss	(21,638,458)	(11,403,397)	(14,630,161)
Other income/(expenses)
Interest and other financing costs	(2,531,999)	(1,486,534)	(2,152,187)
Loss on derivatives, net	(119,154)	(261,674)	(44,648)
Other investment income	1,024,714	1,212,938	987,604
Impairment of other investment	(4,421,452)
Foreign exchange gain / (loss)	(41,402)	22,421	40,022
Interest income	22,330	26,656	422,240
Other expenses, net	(6,066,963)	(486,193)	(746,969)
Equity loss in joint venture	(2,444,627)	(2,158,393)	(2,541,775)
Impairment in joint venture	(14,071,075)
Net loss	(44,221,123)	(14,047,983)	(17,918,905)
Dividends to Series B preferred shares	(1,725,699)	(1,639,149)	(1,440,100)
Net loss attributable to common shareholders	$ (45,946,822)	$ (15,687,132)	$ (19,359,005)
Loss per share attributable to common shareholders - basic and diluted (in dollars per share)	$ (5.63)	$ (2.45)	$ (3.53)
Weighted average number of shares outstanding during the year, basic and diluted (in shares)	8,165,703	6,410,794	5,479,418